Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Description of discount rate	(i) 25% discount on the base (undiscounted) price per share of the qualifying financing, or (ii) a fixed price, as set forth in the SAFEs. For SAFEs issued in June 2020, the conversion price was equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, or (ii) a fixed INX valuation divided by the number of INX’s shares outstanding on a fully-diluted basis (as defined in the SAFEs).
Impairment of digital assets	$ 72,000	$ 80,000
Loss on impairment	226,044,000	161,173
Cash balances	448,000	1,315,000
Digital asset balances	2,161,000	$ 2,955,000
Intangible assets [Member]
Significant Accounting Policies (Details) [Line Items]
Loss on impairment	$ 361,000
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease term	3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease term	9 years